Connors Hedge Equity Fund
Schedule of Investments
August 31, 2022 - (Unaudited)
COMMON STOCKS — 90.64% Shares Fair Value
Communications — 6.75%
Alphabet, Inc., Class A
(a)(b)
2,700 $ 292,194
Verizon Communications, Inc. 5,190 216,994
Walt Disney Co. (The)
(a)
1,575 176,526
685,714
Consumer Discretionary — 7.09%
Amazon.com, Inc.
(a)(b)
1,600 202,832
McDonald's Corp.
(b)
1,100 277,508
TJX Cos., Inc. (The)
(b)
3,850 240,048
720,388
Consumer Staples — 9.83%
Coca-Cola Co. (The)
(b)
3,125 192,844
Costco Wholesale Corp.
(b)
360 187,956
PepsiCo, Inc.
(b)
1,350 232,565
Procter & Gamble Co. (The)
(b)
1,380 190,357
Target Corp.
(b)
1,215 194,813
998,535
Energy — 5.07%
Chevron Corp.
(b)
2,015 318,490
Schlumberger Ltd.
(b)
5,150 196,473
514,963
Financials — 9.53%
American Express Co.
(b)
1,200 182,400
Chubb Ltd.
(b)
1,200 226,860
Goldman Sachs Group, Inc. (The)
(b)
580 192,949
PNC Financial Services Group, Inc.
(The)
(b)
870 137,460
Wells Fargo & Co.
(b)
5,245 229,259
968,928
Health Care — 14.93%
Abbott Laboratories
(b)
2,725 279,721
AbbVie, Inc.
(b)
1,600 215,135
Eli Lilly & Co.
(b)
690 207,849
Johnson & Johnson
(b)
1,315 212,162
Merck & Co., Inc.
(b)
1,950 166,452
Stryker Corp.
(b)
910 186,732
UnitedHealth Group, Inc.
(b)
480 249,278
1,517,329
Industrials — 10.13%
Deere & Co.
(b)
550 200,888
Eaton Corp. PLC
(b)
1,300 177,632
Honeywell International, Inc.
(b)
900 170,415
Lockheed Martin Corp.
(b)
450 189,050
Raytheon Technologies Corp.
(b)
3,250 291,687
1,029,672
Materials — 3.36%
DuPont de Nemours, Inc.
(b)
2,400 133,536

Connors Hedge Equity Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
COMMON STOCKS — 90.64% - continued Shares Fair Value
Materials — 3.36% - continued
Linde PLC
(b)
735 $ 207,902
341,438
Real Estate — 2.37%
Realty Income Corp.
(b)
3,525 240,687
Technology — 19.80%
Adobe, Inc.
(a)(b)
385 143,774
Analog Devices, Inc.
(b)
1,200 181,836
Apple, Inc.
(b)
3,090 485,810
Cisco Systems, Inc.
(b)
4,710 210,631
Microsoft Corp.
(b)
1,375 359,520
Palo Alto Networks, Inc.
(a)(b)
380 211,588
QUALCOMM, Inc.
(b)
1,650 218,246
Visa, Inc., Class A
(b)
1,010 200,697
2,012,102
Utilities — 1.78%
NextEra Energy, Inc.
(b)
2,125 180,753
Total Common Stocks (Cost $9,905,089) 9,210,509
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 1.38%
S&P 500 Index 4 $ 1,582,000 $ 4,000.00
September
2022 $ 38,560
S&P 500 Index 5 1,977,500 4,100.00
October
2022 101,600
Total Put Options Purchased (Cost $72,826) 140,160
MONEY MARKET FUNDS - 5.93% Shares Fair Value
First American Government Obligations Fund - Class X, 2.04%
(c)
602,553 602,553
Total Money Market Funds (Cost $602,553) 602,553
Total Investments — 97.95% (Cost $10,580,468) 9,953,222
Other Assets in Excess of Liabilities — 2.05% 208,179
NET ASSETS — 100.00% $ 10,161,401
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of August 31, 2022.

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts
August 31, 2022 - (Unaudited)
Description
Number
of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (0.89)%
WRITTEN CALL OPTIONS (0.44)%
Abbott Laboratories (17) $ (174,505) $ 120.00 November 2022 $ (774)
AbbVie, Inc. (9) (121,014) 165.00 September 2022 (27)
Adobe Systems, Inc. (2) (74,688) 440.00 September 2022 (210)
Alphabet, Inc. (20) (216,440) 125.00 September 2022 (180)
Amazon.com, Inc. (2) (25,354) 130.00 September 2022 (567)
Amazon.com, Inc. (8) (101,416) 130.00 October 2022 (4,959)
American Express Co. (1) (15,200) 170.00 November 2022 (313)
American Express Co. (6) (91,200) 170.00 October 2022 (1,074)
Analog Devices, Inc. (8) (121,224) 180.00 October 2022 (440)
Apple, Inc. (7) (110,054) 185.00 November 2022 (731)
Apple, Inc. (9) (141,498) 185.00 December 2022 (1,606)
Chevron Corp. (4) (63,224) 175.00 September 2022 (170)
Chevron Corp. (7) (110,642) 170.00 October 2022 (2,730)
Chevron Corp. (3) (47,418) 175.00 November 2022 (1,313)
Chubb Ltd. (6) (113,430) 210.00 November 2022 (1,365)
Cisco Systems, Inc. (27) (120,744) 50.00 October 2022 (446)
Coca-Cola Co. (15) (92,565) 67.50 November 2022 (668)
Costco Wholesale Corp. (2) (104,420) 540.00 September 2022 (930)
Deere & Co. (3) (109,575) 370.00 September 2022 (2,370)
DuPont de Nemours, Inc. (14) (77,896) 70.00 October 2022 (210)
Eaton Corp. PLC (8) (109,312) 165.00 October 2022 (304)
Eli Lilly & Co. (4) (120,492) 350.00 October 2022 (888)
Goldman Sachs Group, Inc. (The) (3) (99,801) 350.00 October 2022 (2,422)
Honeywell International, Inc. (5) (94,675) 210.00 September 2022 (50)
Johnson & Johnson (8) (129,072) 185.00 September 2022 (28)
Linde PLC (1) (28,286) 310.00 October 2022 (245)
Linde PLC (4) (113,144) 350.00 October 2022 (80)
Lockheed Martin Corp. (2) (84,022) 465.00 October 2022 (465)
McDonald's Corp. (4) (100,912) 270.00 September 2022 (56)
McDonald's Corp. (3) (75,684) 270.00 October 2022 (464)
Merck & Co., Inc. (12) (102,432) 95.00 October 2022 (312)
Microsoft Corp. (7) (183,029) 290.00 September 2022 (200)
NextEra Energy, Inc. (9) (76,554) 80.00 September 2022 (5,085)
NextEra Energy, Inc. (1) (8,506) 90.00 September 2022 (33)
Palo Alto Networks, Inc. (2) (111,362) 640.00 November 2022 (2,579)
PepsiCo, Inc. (8) (137,816) 180.00 October 2022 (1,488)
PNC Financial Services Group,
Inc. (4) (63,200) 190.00 November 2022 (210)
Procter & Gamble Co. (The) (9) (124,146) 155.00 October 2022 (306)
QUALCOMM, Inc. (10) (132,270) 165.00 October 2022 (570)
Raytheon Technologies Corp. (15) (134,625) 100.00 November 2022 (1,875)
Raytheon Technologies Corp. (1) (8,975) 105.00 November 2022 (55)
Realty Income Corp. (20) (136,560) 72.50 September 2022 (250)
Schlumberger Ltd (25) (95,375) 42.50 September 2022 (625)
Schlumberger Ltd (5) (19,075) 47.50 November 2022 (415)

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts (continued)
August 31, 2022 - (Unaudited)
Description
Number
of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (0.89)% (continued)
WRITTEN CALL OPTIONS (0.44)% (continued)
Stryker Corp. (5) $ (102,600) $ 230.00 September 2022 $ (115)
Target Corp. (4) (64,136) 165.00 September 2022 (992)
TJX Cos. , Inc. (The) (23) (143,405) 70.00 October 2022 (1,150)
UnitedHealth Group, Inc. (2) (103,866) 540.00 September 2022 (574)
Visa, Inc. (1) (19,871) 225.00 September 2022 (9)
Visa, Inc. (4) (79,484) 235.00 November 2022 (504)
Wells Fargo & Co. (30) (131,130) 50.00 October 2022 (1,080)
Total Written Call Options (Premiums Received
$100,141) (44,512)
WRITTEN PUT OPTIONS (0.45)%
S&P 500 Index (4) (1,582,000) 3,700.00 September 2022 (5,780)
S&P 500 Index (5) (1,977,500) 3,800.00 October 2022 (39,675)
Total Written Put Options (Premiums Received
$25,596) (45,455)
Total Written Options (Premiums Received
$125,737) $ (89,967)